Real Estate Properties Under Development, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Building at cost	$ 32,175	$ 32,345
Less: accumulated depreciation	(6,247)	(4,971)
Construction in progress	22	68
Long lived assets	281,713	199,052
Real Estate Properties under Development
Property, Plant and Equipment [Line Items]
Building at cost	27,732	28,213
Less: accumulated depreciation	(15,007)	(15,413)
Property plant and equipment excluding construction in progress, Total	12,725	12,800
Construction in progress	156,221	76,760
Land use right	82,739	82,050
Long lived assets	$ 251,685	$ 171,610